Risk management and financial instruments - Loss Contingencies (Details) (Uninsured Risk, USD $)	Dec. 31, 2013 rig
Loss Contingencies [Line Items]
Loss Contingency, Range of Possible Loss, Maximum	$ 5,000,000
Number of semi tenders insured	1
Self insured retention period	60 days
Minimum
Loss Contingencies [Line Items]
Compensation period	210 days
Maximum
Loss Contingencies [Line Items]
Compensation period	290 days